TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Corporate Tax Rates
Taxable income of the Company's subsidiary in Luxemburg, Switzerland and the United States is subject to the following tax rates:

	Year ended December 31,
	2016	2015	2014

Luxemburg	29%	29%	29%
Switzerland	24%	24%	24%
United States	34%	34%	34%
Germany	16%	16%	-

Schedule of Deferred Tax Liabilities
	December 31,
	2016	2015
Deferred tax assets:
NOLs	$28,091	$28,417
Lease provision	1,472	1,539
Mortgage loan	199	210

Deferred tax assets	29,762	30,166

Deferred tax liabilities:
Land	(5,181)	(5,327)
Building	(10,065)	(10,504)
Other assets, net	(45)	(96)
Reserves and allowances	(352)	(163)

Deferred tax liabilities	(15,643)	(16,090)

Valuation allowance	(27,739)	(28,254)

Deferred tax liabilities, net	$(13,620)	$(14,178)

Schedule of Reconciliation between Theoretical Tax Expense and Actual Tax Expense
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to the income of the Company and the actual tax expense as reported in the statements of operations is as follows:

	Year ended December 31,
	2016	2015	2014

Income before taxes as reported	$4,070	$2,811	$7,133

Theoretical tax benefit computed at the statutory rate (25% and 26.5% for the years 2016, 2015 and 2014, respectively)	1,018	745	$1,890
Income tax at rate other than the Ltd. statutory tax rate	(163)	5	14
Tax adjustments in respect of currency translation	86	42	121
Deferred taxes on losses and other temporary differences for which valuation allowance was provided	591	463	-
Realization of carry forward losses	-	-	(769)
Taxes for previous years	-	45	-
Other non-deductible expenses	95	309	246

Income tax expense	$1,627	$1,609	$1,502

Schedule of Income Before Taxes on Income
Income before taxes on income consists of the following:
	Year ended December 31,
	2016	2015	2014

Domestic	$1,060	$1,218	$(1,000)
Foreign	3,010	1,593	8,133

	$4,070	$2,811	$7,133

Schedule of Components of Income Tax Expense
Income tax expenses are comprised as follows:

	Year ended December 31,
	2016	2015	2014

Current	$1,801	$1,648	$1,489
Deferred	(174)	(39)	13

	$1,627	$1,609	$1,502

Domestic	$-	$-	$-
Foreign	1,627	1,609	1,502

	$1,627	$1,609	$1,502